Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,549,000.00
Previously Paid Amount	0.00
Total Fee Amount	766.32
Total Offset Amount	0.00
Net Fee	766.32
Narrative - Max Aggregate Offering Price	$ 5,549,000.00
Final Prospectus	true